Fair values - Schedule of fair values of financial instruments carried on a cost basis (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Cash and equivalents (excluding securities with original maturities up to 3 months)
Restricted cash	$ 323	$ 36
Restricted cash, non-current	300	0
Carrying value
Cash and equivalents (excluding securities with original maturities up to 3 months)
Cash	1,765	2,075
Time deposits	1,513	1,433
Restricted cash	323	36
Restricted cash, non-current	300
Liabilities
Short-term debt and current maturities of long-term debt (excluding finance lease obligations)	1,266	2,270
Long-term debt (excluding finance lease obligations)	4,668	6,618
Total fair value
Cash and equivalents (excluding securities with original maturities up to 3 months)
Cash	1,765	2,075
Time deposits	1,513	1,433
Restricted cash	323	36
Liabilities
Short-term debt and current maturities of long-term debt (excluding finance lease obligations)	1,266	2,270
Long-term debt (excluding finance lease obligations)	4,998	6,959
Total fair value | Level 1
Cash and equivalents (excluding securities with original maturities up to 3 months)
Cash	1,765	2,075
Restricted cash	323	36
Restricted cash, non-current	300
Liabilities
Short-term debt and current maturities of long-term debt (excluding finance lease obligations)	497	1,534
Long-term debt (excluding finance lease obligations)	4,909	6,267
Total fair value | Level 2
Cash and equivalents (excluding securities with original maturities up to 3 months)
Time deposits	1,513	1,433
Liabilities
Short-term debt and current maturities of long-term debt (excluding finance lease obligations)	769	736
Long-term debt (excluding finance lease obligations)	$ 89	$ 692